S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 22, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Robert Zulkoski

Andy Childs

____________

(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.